Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the remaining lease terms and estimated useful lives
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated residual value	0.00%
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	36 years
Office equipment, furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Estimated residual value	0.00%
Office equipment, furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Estimated residual value	3.00%
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Estimated residual value	0.00%
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Estimated residual value	3.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated residual value	0.00%